SUPPLEMENT DATED SEPTEMBER 28, 2004

TO THE

PROSPECTUSES

OF THE

FUNDS INDICATED BELOW

There are four items covered in this Supplement. In summary, Item 1 describes certain pricing-related matters that you should consider when you evaluate which share class best meets your needs. Item 2 sets forth certain share class eligibility requirements in connection with purchases by retirement plans. Item 3 notes that fund share certificates will no longer be issued. Item 4 clarifies the standards that are applied for certain funds that purchase securities of small, mid or large capitalization companies. The modifications described herein pertain only to those Funds (or share classes) listed immediately following the description of each item. For more information, please contact your Service Agent.

Item 1:

The information set forth under the heading “Choosing A Share Class To Buy – Share classes” in each of the Prospectuses for the Funds listed below is revised in its entirety to read as follows:

CHOOSING A SHARE CLASS TO BUY

Share classes

You can choose among three classes of shares: Classes A, B or C. In addition, certain investors may purchase Class Y shares of certain funds. If you already own Class O shares of a fund, you may also be eligible to purchase Class O shares of any of the funds. The classes have different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should consider:

•	How much you plan to invest.

•	How long you expect to own the shares.

•	The expenses paid by each class detailed in the Fee Table and Example at the front of this Prospectus.

•	Whether you qualify for any reduction or waiver of sales charges.

If you are choosing between Class A or Class B shares (and are ineligible to purchase Class O and Class Y), it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in an amount of $50,000 or more (whether in a single purchase or through aggregation of eligible holdings). This is because of the reduced sales charge available on larger investments of Class A shares and the lower ongoing expenses of Class A shares compared to Class B shares.

Qualifying for a reduced Class A sales charge. There are several ways you can combine multiple purchases of Class A shares of the funds (excluding shares of Cash Management Fund or the New York Municipal Money Market Fund) to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Financial Consultant or the fund’s transfer agent if you have entered into a letter of intent, or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchases. You may need to provide certain records, such as account statements for accounts held by family members or accounts you hold at another broker-dealer or financial intermediary, in order to verify your eligibility for reduced sales charges.

Accumulation privilege — lets you add the current total net asset value of all Class A shares of the Salomon Brothers funds and Salomon Brothers shares of SB funds that are offered with a sales charge and that are already owned by

•	you, or
•	your spouse and children under the age of 21,

(except for Class A shares of Cash Management Fund and New York Municipal Money Market Fund) to the dollar amount of your next purchase of Class A shares for purposes of calculating the sales charge. You must notify the transfer agent in writing of all share accounts to be considered in exercising this right of accumulation.

Group purchase — lets you combine the current value of Class A shares purchased by employees (and partners) of the same employer as a group for purposes of calculating the initial sales charge. To be eligible, all purchases must be made pursuant to an employer or partnership sanctioned plan meeting certain requirements set forth in the SAI.

Letter of intent — lets you purchase Class A shares of the Salomon Brothers funds and Salomon Brothers shares of SB funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. All Class A shares of the Salomon Brothers funds and/or Salomon Brothers shares of SB funds (excluding Class A shares of Cash Management Fund and New York Municipal Money Market Fund) previously purchased within a 13-month period and still beneficially owned by you or your spouse and children under the age of 21 may, upon written notice to the transfer agent, also be included at the current net asset value to reach a sales charge reduction. The effective date of a letter of intent may be back-dated up to 90 days so that any investments made during this 90-day period, valued at the purchaser’s cost, can be applied to the fulfillment of the letter of intent goal.

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

•	directors and officers of any fund sponsored by Citigroup or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

•	employees of the manager and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (“Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•	any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the funds’ shares and their immediate families.

•	participants in certain “wrap-fee,” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

•	any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and have entered into agreements with the distributor.

•	separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•	non-qualified retirement plans and other third party retirement or savings programs.

If you qualify for a waiver of the Class A initial sales charge, you must notify your Financial Consultant or the transfer agent at the time of purchase.

SALOMON BROTHERS SERIES FUNDS INC	April 29, 2004
SALOMON BROTHERS BALANCED FUND
SALOMON BROTHERS HIGH YIELD BOND FUND
SALOMON BROTHERS INTERNATIONAL EQUITY FUND
SALOMON BROTHERS LARGE CAP GROWTH FUND
SALOMON BROTHERS SMALL CAP GROWTH FUND
SALOMON BROTHERS STRATEGIC BOND FUND
SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND
SALOMON BROTHERS ALL CAP VALUE FUND

SALOMON FUNDS TRUST	April 29, 2004
SALOMON BROTHERS MID CAP FUND
SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND
SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

SALOMON BROTHERS CAPITAL FUND INC	April 29, 2004

SALOMON BROTHERS INVESTORS VALUE FUND INC	April 29, 2004
Salomon Brothers Classes of Shares

SMITH BARNEY INCOME FUNDS
SB CAPITAL AND INCOME FUND	April 29, 2004
Salomon Brothers Classes of Shares
SB CONVERTIBLE FUND	November 28, 2003
Salomon Brothers Classes of Shares

SMITH BARNEY INVESTMENT SERIES	February 27, 2004
SB GROWTH AND INCOME FUND
Salomon Brothers Classes of Shares

Item 2:

The following information supersedes certain disclosure in the section of each fund’s Statement of Additional Information entitled “Additional Purchase Information”:

The fund has imposed certain share class eligibility requirements in connection with purchases by retirement plans, including but not limited to executive deferred compensation programs, group retirement plans and certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution plans. Plans with a minimum of 100 participants or with assets in excess of $1 million are eligible to purchase the fund’s Class A shares. Each share class has varying service and distribution related fees as described elsewhere in this Statement of Additional Information.

Plan sponsors, plan fiduciaries and other financial intermediaries may, however, choose to impose qualification requirements for Plans that differ from the fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution related fees than would otherwise have been charged. The fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

SALOMON BROTHERS SERIES FUNDS INC	April 29, 2004
SALOMON BROTHERS BALANCED FUND
SALOMON BROTHERS CASH MANAGEMENT FUND
SALOMON BROTHERS HIGH YIELD BOND FUND
SALOMON BROTHERS INTERNATIONAL EQUITY FUND
SALOMON BROTHERS LARGE CAP GROWTH FUND
SALOMON BROTHERS SMALL CAP GROWTH FUND
SALOMON BROTHERS STRATEGIC BOND FUND
SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND
SALOMON BROTHERS ALL CAP VALUE FUND

SALOMON FUNDS TRUST	April 29, 2004
SALOMON BROTHERS MID CAP FUND

SALOMON BROTHERS CAPITAL FUND INC	April 29, 2004

SALOMON BROTHERS INVESTORS VALUE FUND INC	April 29, 2004

SMITH BARNEY INCOME FUNDS
SB CAPITAL AND INCOME FUND	April 29, 2004
Salomon Brothers Classes of Shares
SB CONVERTIBLE FUND	November 28, 2003
Salomon Brothers Classes of Shares

SMITH BARNEY INVESTMENT SERIES	February 27, 2004
SB GROWTH AND INCOME FUND
Salomon Brothers Classes of Shares

Item 3:

The following information supersedes certain disclosure in each fund’s Prospectus and Statement of Additional Information:

Share certificates for each fund listed below will no longer be issued.

If you currently hold share certificates of a fund below, such certificates will continue to be honored.

SALOMON BROTHERS SERIES FUNDS INC	April 29, 2004
SALOMON BROTHERS BALANCED FUND
SALOMON BROTHERS CASH MANAGEMENT FUND
SALOMON BROTHERS HIGH YIELD BOND FUND
SALOMON BROTHERS INTERNATIONAL EQUITY FUND
SALOMON BROTHERS LARGE CAP GROWTH FUND
SALOMON BROTHERS SMALL CAP GROWTH FUND
SALOMON BROTHERS STRATEGIC BOND FUND
SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND
SALOMON BROTHERS ALL CAP VALUE FUND
SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

SALOMON FUNDS TRUST	April 29, 2004
SALOMON BROTHERS MID CAP FUND
SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND
SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

SALOMON BROTHERS CAPITAL FUND INC	April 29, 2004

SALOMON BROTHERS INVESTORS VALUE FUND INC	April 29, 2004

SMITH BARNEY INCOME FUNDS
SB CAPITAL AND INCOME FUND	April 29, 2004
Salomon Brothers Classes of Shares
SB CONVERTIBLE FUND	November 28, 2003
Salomon Brothers Classes of Shares

SMITH BARNEY INVESTMENT SERIES	February 27, 2004
SB GROWTH AND INCOME FUND
Salomon Brothers Classes of Shares

Item 4:

The following information supersedes certain disclosure in the section of each fund’s Prospectus entitled “Principal Investment Strategy” and corresponding sections of each fund’s Statement of Additional Information:

Effective November 1, 2004, the fund listed below will consider small capitalization companies to be companies with market capitalization values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by a fund still will be considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy.

SALOMON BROTHERS SERIES FUNDS INC.
SALOMON BROTHERS SMALL CAP GROWTH FUND	April 29, 2004

Effective November 1, 2004, the fund listed below will consider mid capitalization companies to be companies with market capitalization values of at least $1 billion and not exceeding (i) $10 billion or (ii) the highest month-end market capitalization value of any stock in the Russell Mid Cap Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by a fund still will be considered to be securities of mid capitalization companies for purposes of the fund’s 80% investment policy.

SALOMON FUNDS TRUST
SALOMON BROTHERS MID CAP FUND	April 29, 2004

Effective November 1, 2004, the fund listed below will consider large capitalization companies to be companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by a fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy.

SALOMON BROTHERS SERIES FUNDS INC.
SALOMON BROTHERS LARGE CAP GROWTH FUND	April 29, 2004

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